STATE STREET


December 3, 2009


VIA EDGAR
---------

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549


Attention:  Office of Filings, Information & Consumer Services

Re:         Henderson Global Funds (the "Trust")
            (File Nos. 333-62270 and 811-10399)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that (i) the Prospectus for the Henderson European Focus Fund, the Henderson Global Equity Income Fund, the Henderson Global Opportunities Fund, the Henderson Global Technology Fund, the Henderson International Opportunities Fund and the Henderson Japan-Asia Focus Fund, (ii) the Prospectus for Henderson Worldwide Income Fund, (iii) the Statement of Additional Information for the Henderson European Focus Fund, the Henderson Global Equity Income Fund, the Henderson Global Opportunities Fund, the Henderson Global Technology Fund, the Henderson International Opportunities Fund and the Henderson Japan-Asia Focus Fund and (iv) the Statement of Additional Information for Henderson Worldwide Income Fund do not differ from those contained in Post-Effective Amendment No. 37 (the "Amendment") to the Trust's Registration Statement on Form N-1A (Amendment No. 39 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on November 27, 2009 (Accession # 0000891804-09-004451).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
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Francine S. Hayes
Vice President and Senior Counsel

cc:      C. Yarbrough